Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - Ordinary Shares [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/income attributable to shareholders from discontinued operations		¥ (1,367)	¥ (3,452)	¥ 1,952
Denominator:
Weighted average ordinary shares used in computing basic loss per share (in Shares)	[1],[2]	2,697,970	1,172,103	540,836
Weighted average ordinary shares used in computing Diluted loss per share (in Shares)	[1],[2]	2,697,970	1,172,103	540,836
Basic net loss per share of continuing operations (in Yuan Renminbi per share)	[1],[2]	¥ (13.53)	¥ (56.38)	¥ (13.1)
Diluted net loss per share of continuing operations (in Yuan Renminbi per share)	[1],[2]	(13.53)	(56.38)	(13.1)
Basic net income/(loss) per share of discontinued operations (in Yuan Renminbi per share)	[1],[2]	(0.51)	(2.95)	3.61
Diluted net income/(loss) per share of discontinued operations (in Yuan Renminbi per share)	[1],[2]	¥ (0.51)	¥ (2.95)	¥ 3.61
Net loss attributable to Ucommune International Ltd.’s shareholders from continuing operations		¥ (36,475)	¥ (66,078)	¥ (7,084)
Less: Redeemable convertible preferred shares dividends		25
Net loss attributable to Ucommune International Ltd.’s common shareholders from continuing operations		¥ (36,500)	¥ (66,078)	¥ (7,084)

[1]	For the years ended December 31, 2023, 2024 and 2025, the Group has 43,366, 552,086 and 267,302 ordinary shares issuable upon the exercise of share options as potentially dilutive ordinary shares, nil, nil and 5,824,850 ordinary shares issuable upon the conversion of redeemable convertible preferred shares, 9,736, 9,736 and nil ordinary shares issuable upon the exercise of the Prior Warrants, 23,663, 23,663 and 23,663 ordinary shares issuable upon the exercise of the New Warrants, 12,240,358, 11,979,941 and 3,894,660 ordinary shares issuable upon the exercise of the JAK Warrants are excluded from the calculation, as their effects would be anti-dilutive.
[2]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.